Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Basic and diluted loss per weighted average common share:
Schedule of Earnings Per Share, Basic and Diluted

The following table reconciles the numerator and denominator used in computing our basic and diluted per-share amounts for net loss attributable to common stockholders for the twelve months ended December 31, 2023 and 2022 (dollars in thousands):

	2023	2022
Numerator:
Net loss attributable to MIC	$(32,475)	$(11,119)
Net loss attributable to participating securities	—	—
Net loss attributable to MIC common stock	$(32,475)	$(11,119)
Denominator:
Basic and dilutive weighted average shares of Common Stock outstanding	13,244,388	13,089,848
Basic and diluted loss per weighted average common share:
Basic and dilutive	$(2.45)	$(0.85)